Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.4%
Long-Term Municipal Bonds – 95.0%
New York – 76.9%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	$5,085	$5,812,855
Battery Park City Authority Series 2013A 5.00%, 11/01/2022	4,325	4,794,954
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2022-07/01/2023	2,000	2,168,380
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023-11/01/2025	3,335	3,560,118
5.25%, 11/01/2029	1,900	2,032,449
City of New York NY Series 1993E-3 5.00%, 08/01/2023	6,855	7,190,689
Series 2011A 5.00%, 08/01/2026 (Pre-refunded/ETM)	3,960	4,163,306
5.00%, 08/01/2026	10,315	10,805,272
Series 2011D-1 5.00%, 10/01/2024	2,860	3,020,046
Series 2012I 5.00%, 08/01/2022	2,320	2,536,502
Series 2013B 5.00%, 08/01/2020	10,000	10,037,600
Series 2013I 5.00%, 08/01/2020	6,275	6,298,594
Series 20171 5.00%, 08/01/2025	1,130	1,368,102
Series 2017C 5.00%, 08/01/2023	1,075	1,221,254
Series 2018A 5.00%, 08/01/2026	7,690	9,548,596
Series 2019B 5.00%, 10/01/2032	4,205	5,439,672
Series 2019H 5.00%, 01/01/2032	5,615	7,174,566
County of Albany NY Series 2020C 5.00%, 11/01/2021-11/01/2023(a)	5,655	6,210,306
County of Monroe NY Series 2015 5.00%, 06/01/2021-06/01/2022	10,660	11,279,066
BAM Series 2015 5.00%, 06/01/2021-06/01/2022	5,860	6,164,055
County of Nassau NY Series 2011A 5.00%, 04/01/2021-04/01/2022	5,915	6,115,281
Series 2014A 5.00%, 04/01/2025	10,190	11,650,329
Series 2017C 5.00%, 10/01/2026-10/01/2027	22,095	27,487,053

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2032	$4,890	$5,630,248
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/2023 (Pre-refunded/ETM)	5,925	6,309,710
Erie County Industrial Development Agency (The) (Buffalo City School District) Series 2011B 5.00%, 05/01/2022	5,800	6,025,446
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2031-02/15/2032	22,650	27,435,102
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(b)	1,250	1,180,950
Long Island Power Authority Series 2019B 1.65%, 09/01/2049	9,490	9,458,303
Metropolitan Transportation Authority 5.00%, 11/15/2028	4,020	4,658,577
Series 2010D 5.25%, 11/15/2024 (Pre-refunded/ETM)	10,755	10,956,226
Series 2010G 5.00%, 11/15/2021 (Pre-refunded/ETM)	9,305	9,470,536
5.25%, 11/15/2022 (Pre-refunded/ETM)	5,000	5,093,550
5.25%, 11/15/2023 (Pre-refunded/ETM)	20,075	20,450,603
5.25%, 11/15/2026 (Pre-refunded/ETM)	8,805	8,969,742
Series 2011 5.00%, 11/15/2024 (Pre-refunded/ETM)	925	985,162
Series 2011C 5.00%, 11/15/2024	1,965	2,033,244
Series 2011D 5.00%, 11/15/2022 (Pre-refunded/ETM)	5,000	5,325,200
5.00%, 11/15/2023 (Pre-refunded/ETM)	4,275	4,553,046
5.00%, 11/15/2025 (Pre-refunded/ETM)	2,500	2,662,600
Series 2012F 5.00%, 11/15/2022	3,470	3,685,001
Series 2016D 5.00%, 11/15/2027	1,210	1,363,222
Series 2017B 5.00%, 11/15/2026-11/15/2027	7,460	8,490,201
Series 2017C 5.00%, 11/15/2025-11/15/2031	71,305	81,296,237
Series 2019D 5.00%, 09/01/2022	34,960	36,735,968
Series 2019F 5.00%, 11/15/2022	3,230	3,408,296
Series 2020A 4.00%, 02/01/2022	24,415	25,022,445
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A 5.00%, 11/15/2024	14,130	15,400,711
Series 2017A 5.00%, 11/15/2031	2,025	2,423,844

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 4.00%, 01/01/2030	$3,000	$2,701,470
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	5,141,545
New York City Housing Development Corp. Series 2013A 5.00%, 07/01/2025	2,000	2,247,400
New York City Municipal Water Finance Authority 5.00%, 06/15/2038	3,725	4,590,988
Series 2011HH 5.00%, 06/15/2026	9,055	9,445,361
Series 2014D 5.00%, 06/15/2022-06/15/2029	14,350	15,895,637
Series 2015F 5.00%, 06/15/2027-06/15/2028	7,830	9,432,053
Series 2015G 5.00%, 06/15/2028	11,465	13,786,892
Series 2017E 5.00%, 06/15/2037	1,795	2,217,633
Series 2018AA 5.00%, 06/15/2024	8,280	9,781,578
Series 2019D 5.00%, 06/15/2024	1,005	1,118,726
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A 5.00%, 07/15/2025	4,420	4,606,922
Series 2012S 5.00%, 07/15/2025	7,390	7,999,158
Series 2018S 5.00%, 07/15/2031-07/15/2032	18,065	22,825,775
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A 5.00%, 11/01/2020	3,770	3,829,378
Series 2011A-1 5.00%, 11/01/2023	15,315	16,235,278
Series 2011B 5.00%, 11/01/2020-02/01/2024	12,135	12,418,826
Series 2012B 5.00%, 11/01/2023-11/01/2024	10,805	11,910,722
Series 2012D 5.00%, 11/01/2020-11/01/2023	29,575	31,402,094
Series 2012E 5.00%, 02/01/2021-02/01/2026	11,600	12,184,262
Series 2014A 5.00%, 08/01/2027-08/01/2029	6,655	7,739,810
Series 2014C 5.00%, 11/01/2026	6,345	7,355,251
Series 2014D-1 5.00%, 02/01/2028-02/01/2029	9,535	10,922,001
Series 2015C 5.00%, 11/01/2020-11/01/2026	23,000	26,938,650

	Principal Amount (000)	U.S. $ Value

Series 2016B 5.00%, 08/01/2031	$2,150	$2,615,626
Series 2017 5.00%, 11/01/2026	4,175	5,235,951
Series 2017F 5.00%, 05/01/2032	1,220	1,510,665
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2016A 5.00%, 12/01/2026	7,175	8,713,535
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 07/01/2021	4,745	4,844,645
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	20,000	19,833,000
2.625%, 09/15/2069	22,240	22,064,749
2.80%, 09/15/2069	6,470	6,339,824
New York State Dormitory Authority 5.00%, 02/15/2029 (Pre-refunded/ETM)	40	46,558
Series 2011A 5.00%, 07/01/2024 (Pre-refunded/ETM)	3,125	3,273,063
Series 2012D 5.00%, 02/15/2022 (Pre-refunded/ETM)	1,290	1,385,899
5.00%, 02/15/2023 (Pre-refunded/ETM)	865	929,304
5.00%, 02/15/2024 (Pre-refunded/ETM)	815	875,587
5.00%, 02/15/2025 (Pre-refunded/ETM)	880	945,419
New York State Dormitory Authority (Cornell University) 5.00%, 07/01/2036	1,020	1,524,441
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2022-07/01/2026	6,415	7,166,302
New York State Dormitory Authority (Multiple School Districts - NY) AGM 5.00%, 10/01/2026-10/01/2029	5,185	6,562,645
New York State Dormitory Authority (New York State Sales Tax) Series 2015A 5.00%, 03/15/2023	2,215	2,489,882
New York State Dormitory Authority (New York University) Series 2015A 5.00%, 07/01/2023	2,040	2,322,989
Series 2019A 5.00%, 07/01/2032	2,975	3,876,068
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023-12/01/2026(c)	4,600	5,309,090
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2021-07/01/2026	3,110	3,517,109

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 07/01/2024	$1,130	$1,281,601
New York State Dormitory Authority (State of New York Pers Income Tax) 5.00%, 02/15/2029	11,385	13,067,134
Series 2012 5.00%, 12/15/2021	5,905	6,305,241
Series 2012B 5.00%, 03/15/2022	3,905	4,210,215
Series 2012D 5.00%, 02/15/2022-02/15/2025	18,285	19,602,757
Series 2014A 5.00%, 02/15/2028	2,400	2,759,256
Series 2014C 5.00%, 03/15/2028-03/15/2029	14,485	16,694,493
Series 2015B 5.00%, 02/15/2023	1,160	1,299,652
Series 2015E 5.00%, 03/15/2021-03/15/2023	5,380	5,956,528
Series 2016D 5.00%, 02/15/2021	5,970	6,143,488
Series 2020D 5.00%, 02/15/2034	9,425	12,320,454
AMBAC Series 2005B 5.50%, 03/15/2023	5,000	5,671,700
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2018E 5.00%, 03/15/2029-03/15/2031	8,300	10,793,699
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019B 5.00%, 06/15/2027-06/15/2030	1,445	1,924,405
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D 5.00%, 03/15/2022-09/15/2022	9,320	10,232,416
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2025 (Pre-refunded/ETM)	5,155	5,521,520
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2021-04/01/2025	26,175	27,892,583
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2026-01/01/2028	4,345	5,079,709
Series 2014J 5.00%, 01/01/2026-01/01/2027	33,900	38,426,715
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 03/15/2025	5,425	5,476,754
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016A 5.00%, 03/15/2022-03/15/2028	6,020	7,184,659

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	$4,435	$4,574,924
Series 2016 5.00%, 08/01/2021-08/01/2031	29,035	29,105,737
New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	2,355	2,520,768
Series 2018 5.00%, 01/01/2027-01/01/2036	30,980	33,172,227
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.25%, 01/01/2050	2,535	2,747,965
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2021-01/01/2023	4,640	4,703,449
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018B 3.50%, 11/01/2024(c)	3,400	3,406,732
Niagara Falls City School District Series 2016 5.00%, 06/15/2022-06/15/2025	11,580	13,256,660
Port Authority of New York & New Jersey 5.00%, 11/01/2032-11/01/2035	6,045	7,688,962
Series 2011 5.00%, 09/15/2024	2,000	2,053,280
Series 2011O 5.00%, 10/15/2021	5,215	5,474,603
Series 2013-178 5.00%, 12/01/2023	10,480	11,918,066
Series 2014 5.00%, 09/01/2023-09/01/2027	12,470	14,183,585
Series 2014-1 5.00%, 10/15/2023	3,455	3,912,857
Series 2014-186 5.00%, 10/15/2021-10/15/2022	12,575	13,425,033
Series 2015E 5.00%, 10/15/2022-10/15/2026	16,390	18,899,003
Series 2017 5.00%, 10/15/2028	6,925	8,499,814
Series 20182 5.00%, 09/15/2025-09/15/2027	12,350	15,237,035
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025-10/15/2026	13,140	15,520,345
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2029-12/01/2034(a)	1,500	1,615,255
Syracuse Industrial Development Agency (Carousel Center Co. LP) 5.00%, 01/01/2030	1,000	929,200
Series 2016A 5.00%, 01/01/2033	3,890	3,481,822

	Principal Amount (000)	U.S. $ Value

Town of Oyster Bay NY Series 2018 5.00%, 02/15/2022-02/15/2023	$11,660	$12,321,687
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 01/01/2027 (Pre-refunded/ETM)	7,000	7,497,700
Series 2012B 5.00%, 11/15/2021-11/15/2023	25,760	28,099,602
Series 2013A 5.00%, 11/15/2028	5,000	5,542,000
Series 2013B 5.00%, 11/15/2022	7,525	8,289,916
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	8,385	10,244,783
Series 2010B 5.00%, 09/01/2021	1,000	1,005,530
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2022-06/01/2023	2,000	2,176,030
Utility Debt Securitization Authority Series 2013T 5.00%, 06/15/2026-12/15/2029	34,825	39,951,569

		1,368,514,094

Alabama – 1.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 12/01/2048	5,935	6,475,797
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	10,000	10,960,700
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(c)	2,630	2,826,119

		20,262,616

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(c)	1,055	1,279,462

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(c)	2,400	2,351,928

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,860	2,887,685

	Principal Amount (000)	U.S. $ Value

Colorado – 1.2%
City & County of Denver CO. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$2,425	$2,437,925
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	15,295	18,574,654
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050(a)	160	191,431

		21,204,010

Connecticut – 1.6%
State of Connecticut Series 2018B 5.00%, 04/15/2025	14,565	17,391,484
Series 2018C 5.00%, 06/15/2027	4,690	5,848,242
Series 2018F 5.00%, 09/15/2027	4,025	5,048,920

		28,288,646

District of Columbia – 0.1%
Metropolitan Washington Airports Authority Series 2010B 5.00%, 10/01/2021	1,500	1,516,650

Florida – 0.3%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 5.00%, 12/15/2027-12/15/2029(c)	545	589,689
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	410	283,704
Orange County Health Facilities Authority (Orlando Health Obligated Group) 5.00%, 10/01/2026	3,000	3,643,980
Overoaks Community Development District Series 2010A-1 6.125%, 05/01/2035	55	55,596
Series 2010A-2 6.125%, 05/01/2035	160	161,925
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2026	1,000	1,162,800

		5,897,694

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2031-01/01/2035	2,655	3,226,894

Guam – 1.3%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.00%, 12/01/2020	370	374,114

	Principal Amount (000)	U.S. $ Value

Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028-07/01/2031	$4,250	$5,043,140
Guam Power Authority Series 2017A 5.00%, 10/01/2025-10/01/2027	5,435	6,176,110
Territory of Guam 5.00%, 11/15/2031	310	322,775
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	2,545	2,826,179
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	7,150	7,792,014

		22,534,332

Illinois – 3.8%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	8,160	8,594,112
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	1,580	1,774,965
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	5,090	5,222,289
Series 2017B 5.00%, 12/15/2028	2,000	2,183,460
State of Illinois Series 2012 5.00%, 03/01/2021-08/01/2025	13,135	13,612,957
Series 2013 5.50%, 07/01/2025	7,435	7,906,230
Series 2014 5.00%, 05/01/2024	2,540	2,707,869
Series 2016 5.00%, 02/01/2024	4,200	4,463,592
Series 2017A 5.00%, 12/01/2024	2,060	2,210,813
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,005	13,856,823
Series 2018A 5.00%, 10/01/2024	2,910	3,117,367
Series 2018B 5.00%, 05/01/2024	1,405	1,497,856
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(d) (e)	1,307	196,050

		67,344,383

Iowa – 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	2,935	2,961,855

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	$1,210	$1,421,883

Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2035	3,190	3,847,735

		5,269,618

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP)
5.85%, 08/01/2041(c)	240	259,954
6.10%, 06/01/2038-12/01/2040(c)	805	937,189

		1,197,143

Michigan – 1.2%
City of Detroit MI 5.00%, 04/01/2029-04/01/2032	1,255	1,310,495
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	3,055	3,331,508
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029-06/30/2032	14,290	16,532,139

		21,174,142

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	395	445,474

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax)
Series 2019A
2.50%, 06/15/2024(c)	750	736,117
2.75%, 06/15/2028(c)	715	684,777

		1,420,894

New Jersey – 2.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2028	1,445	1,527,221

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016 5.00%, 06/15/2024-06/15/2027	$10,000	$11,212,450
Series 2018A 5.00%, 06/15/2028	11,630	13,074,213
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2011A 5.00%, 06/15/2021	2,195	2,251,763
Series 2012A 5.00%, 06/15/2022	1,000	1,051,650
Series 2018A 5.00%, 12/15/2030	3,350	3,851,997
Series 2019B 5.00%, 06/15/2030-06/15/2034	6,760	7,660,428
AMBAC Series 2005B 5.25%, 12/15/2023	4,700	5,150,636

		45,780,358

Ohio – 0.1%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,305	1,301,738
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	1,650	1,650,000

		2,951,738

Oklahoma – 0.0%
Comanche County Memorial Hospital 5.00%, 07/01/2022	250	266,678

Pennsylvania – 0.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023-07/01/2024	3,775	4,170,906
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	2,435	2,449,585

		6,620,491

Puerto Rico – 0.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,390	1,504,286
NATL Series 2007V 5.25%, 07/01/2029	255	261,056
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,095	3,373,774
AGM Series 2007C 5.50%, 07/01/2031	1,370	1,512,453

	Principal Amount (000)	U.S. $ Value

NATL Series 2005L 5.25%, 07/01/2035	$135	$137,654
NATL Series 2007N 5.25%, 07/01/2032	275	280,558
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	2,035	1,833,576

		8,903,357

Tennessee – 1.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	3,500	4,255,465
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	4,615	5,335,540
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A 5.25%, 09/01/2021	17,375	18,096,410

		27,687,415

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,811,635
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	4,540	4,759,100

		6,570,735

Washington – 0.5%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2034	7,280	8,813,508

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(c)	4,810	5,166,167

Total Long-Term Municipal Bonds (cost $1,639,920,931)		1,690,537,967

Short-Term Municipal Notes – 0.4%
Texas – 0.4%
State of Texas 4.00%, 08/27/2020 (cost $6,215,910)	6,190	6,226,273

Total Municipal Obligations (cost $1,646,136,841)		1,696,764,240

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	$266	$211,780
Series 2014-DN2, Class M3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(f)	250	220,225
Series 2014-DN3, Class M3 4.185% (LIBOR 1 Month + 4.00%), 08/25/2024(f)	379	384,165
Series 2014-HQ2, Class M3 3.935% (LIBOR 1 Month + 3.75%), 09/25/2024(f)	250	255,197
Series 2016-DNA1, Class M3 5.718% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	229	239,651
Series 2016-HQA2, Class M3 5.335% (LIBOR 1 Month + 5.15%), 11/25/2028(f)	292	304,719
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	250	256,698
Series 2016-HQA4, Class M3 4.085% (LIBOR 1 Month + 3.90%), 04/25/2029(f)	250	257,330
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	320	324,307
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	500	502,461
Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (f)	183	179,097
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	425	389,925
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	38	37,986
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	325	327,954
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	563	590,391
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	166	172,423

	Principal Amount (000)	U.S. $ Value

Series 2016-C03, Class 1M2 5.485% (LIBOR 1 Month + 5.30%), 10/25/2028(f)	$217	$227,497
Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	1,246	1,266,730
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	1,084	1,084,017
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	250	251,430
Series 2017-C05, Class 1M2 2. 385% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	200	195,701
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	184	180,518

Total Collateralized Mortgage Obligations (cost $7,627,583)		7,860,202

GOVERNMENTS - TREASURIES – 0.3%
United States – 0.3%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (cost $5,392,850)	5,077	5,949,609

Total Investments – 96.1% (cost $1,659,157,274)(h)		1,710,574,051
Other assets less liabilities – 3.9%		68,831,666

Net Assets – 100.0%		$1,779,405,717

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,890	08/09/2024	1.690%	CPI#	Maturity	$(473,296)	$—	$(473,296)
USD	7,936	01/15/2025	1.637%	CPI#	Maturity	(215,369)	—	(215,369)
USD	28,010	01/15/2025	1.671%	CPI#	Maturity	(757,768)	—	(757,768)
USD	17,754	01/15/2025	1.673%	CPI#	Maturity	(515,841)	—	(515,841)
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	1,184,723	—	1,184,723
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	258,602	—	258,602

						$(518,949)	$—	$(518,949)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	94,790	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$1,561,690	$—	$1,561,690
USD	35,380	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	1,117,606	—	1,117,606
USD	3,157	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	167,548	—	167,548
USD	7,093	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	397,538	—	397,538
USD	10,250	04/16/2034	3 Month LIBOR	2.673%	Quarterly/ Semi-Annual	2,647,614	—	2,647,614

						$5,891,996	$—	$5,891,996

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	169	$(52,809)	$(16,667)	$(36,142)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	560	(174,991)	(71,253)	(103,738)
Credit Suisse International
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,734	(541,847)	(168,364)	(373,483)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	93	(29,061)	(9,257)	(19,804)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,151	(359,573)	(114,703)	(244,870)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,142	(356,856)	(139,982)	(216,874)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	37	(11,562)	(4,566)	(6,996)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	216	$(67,496)	$(27,368)	$(40,128)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,503	(469,663)	(141,648)	(328,015)

						$(2,063,858)	$(693,808)	$(1,370,050)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	51,457	08/30/2020	2.210%	CPI#	Maturity	$(1,337,983)	$—	$(1,337,983)
Barclays Bank PLC	USD	1,832	09/20/2020	2.263%	CPI#	Maturity	(49,202)	—	(49,202)
Barclays Bank PLC	USD	31,666	10/15/2020	2.208%	CPI#	Maturity	(809,744)	—	(809,744)
Barclays Bank PLC	USD	938	10/15/2020	2.210%	CPI#	Maturity	(24,034)	—	(24,034)
Citibank, N.A.	USD	23,030	10/17/2020	2.220%	CPI#	Maturity	(593,396)	—	(593,396)

							$(2,814,359)	$—	$(2,814,359)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, N.A.	USD	16,980	10/09/2029	1.120%	SIFMA*	Quarterly	$(1,002,585)	$—	$(1,002,585)
Citibank, N.A.	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	(1,011,382)	—	(1,011,382)

							$(2,013,967)	$—	$(2,013,967)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,251,160	$1,180,950	0.07%

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $28,485,421 or 1.6% of net assets.

(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,026,933 and gross unrealized depreciation of investments was $(17,435,485), resulting in net unrealized appreciation of $50,591,448.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA- North American Commercial Mortgage Backed Index

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long Term Municipal Bonds	$—	$1,690,537,967	$—	$1,690,537,967
Short-Term Municipal Notes	—	6,226,273	—	6,226,273
Collateralized Mortgage Obligations	—	7,860,202	—	7,860,202
Governments - Treasuries	—	5,949,609	—	5,949,609

Total Investments in Securities	—	1,710,574,051	—	1,710,574,051
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,443,325	—	1,443,325
Centrally Cleared Interest Rate Swaps	—	5,891,996	—	5,891,996
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,962,274)	—	(1,962,274)
Credit Default Swaps	—	(2,063,858)	—	(2,063,858)
Inflation (CPI) Swaps	—	(2,814,359)	—	(2,814,359)
Interest Rate Swaps	—	(2,013,967)	—	(2,013,967)

Total	$—	$1,709,054,914	$—	$1,709,054,914

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.